Fair Value of Financial Instruments - Summary of Breakdown of Risk Levels for Financial Assets Held for Trading and Available-For-Sale Financial Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	R$ 270,121	R$ 204,648
Available-for-sale financial assets	102,284	88,277
Brazilian government securities	1,746	1,191
Financial liabilities held for trading	465	519
Structured notes [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial liabilities held for trading	465	519
Brazilian government securities [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	230,567	160,024
Available-for-sale financial assets	26,489	17,938
Brazilian government securities	1,746	1,191
Brazilian external debt bonds [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	3,210	5,325
Available-for-sale financial assets	12,790	14,065
Government securities - other countries [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	3,975	3,735
Available-for-sale financial assets	24,390	14,472
Government securities - other countries [Member] | Argentina [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	1,466	651
Government securities - other countries [Member] | Chile [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	51	127
Available-for-sale financial assets	9,710	5,844
Government securities - other countries [Member] | Colombia [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	2,092	2,669
Available-for-sale financial assets	3,346	1,155
Government securities - other countries [Member] | United States [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	100	78
Available-for-sale financial assets	1,567	1,427
Government securities - other countries [Member] | Mexico [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	5	6
Government securities - other countries [Member] | Paraguay [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	6	88
Available-for-sale financial assets	1,800	1,111
Government securities - other countries [Member] | Uruguay [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	222	32
Available-for-sale financial assets	592	411
Government securities - other countries [Member] | Other [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	33	84
Available-for-sale financial assets		8
Government securities - other countries [Member] | Korea [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	1,944	2,673
Government securities - other countries [Member] | Denmark [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	1,951	819
Government securities - other countries [Member] | Spain [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	2,936	923
Government securities - other countries [Member] | FRANCE
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	544
Government securities - other countries [Member] | Netherlands [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets		101
Corporate securities [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	29,157	34,391
Available-for-sale financial assets	38,314	41,760
Corporate securities [Member] | Shares [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	3,763	2,491
Available-for-sale financial assets	2,343	1,385
Corporate securities [Member] | Bank deposit certificates [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	347	1,824
Available-for-sale financial assets	803	2,641
Corporate securities [Member] | Securitized real estate loans [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	65
Available-for-sale financial assets	1,762	2,095
Corporate securities [Member] | Debentures [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	3,258	3,190
Available-for-sale financial assets	20,746	21,170
Corporate securities [Member] | Eurobonds and others [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	634	662
Available-for-sale financial assets	5,576	7,715
Corporate securities [Member] | Financial credit bills [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	20,612	25,893
Available-for-sale financial assets	619	2,816
Corporate securities [Member] | Promissory notes [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	391
Available-for-sale financial assets	3,244	2,173
Corporate securities [Member] | Other [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	87	331
Available-for-sale financial assets	393	340
Corporate securities [Member] | Rural Product Note [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	2,828	1,425
Investment funds [member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	3,212	1,173
Available-for-sale financial assets	301	42
Level 1 [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	238,369	165,883
Available-for-sale financial assets	43,369	34,840
Brazilian government securities	1,746	1,191
Level 1 [Member] | Brazilian government securities [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	227,749	157,369
Available-for-sale financial assets	25,561	17,039
Brazilian government securities	1,746	1,191
Level 1 [Member] | Brazilian external debt bonds [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	3,210	5,325
Available-for-sale financial assets	12,790	14,065
Level 1 [Member] | Government securities - other countries [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	1,647	819
Available-for-sale financial assets	2,111	1,536
Level 1 [Member] | Government securities - other countries [Member] | Argentina [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	1,466	651
Level 1 [Member] | Government securities - other countries [Member] | Chile [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	39
Level 1 [Member] | Government securities - other countries [Member] | United States [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	100	78
Available-for-sale financial assets	1,567	1,427
Level 1 [Member] | Government securities - other countries [Member] | Mexico [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	5	6
Level 1 [Member] | Government securities - other countries [Member] | Paraguay [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	4
Level 1 [Member] | Government securities - other countries [Member] | Other [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	33	84
Available-for-sale financial assets		8
Level 1 [Member] | Government securities - other countries [Member] | FRANCE
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	544
Level 1 [Member] | Government securities - other countries [Member] | Netherlands [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets		101
Level 1 [Member] | Corporate securities [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	4,025	2,356
Available-for-sale financial assets	2,907	2,200
Level 1 [Member] | Corporate securities [Member] | Shares [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	2,940	1,533
Available-for-sale financial assets	1,085	817
Level 1 [Member] | Corporate securities [Member] | Bank deposit certificates [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	1	12
Level 1 [Member] | Corporate securities [Member] | Debentures [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	487	216
Available-for-sale financial assets	438	277
Level 1 [Member] | Corporate securities [Member] | Eurobonds and others [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	597	595
Available-for-sale financial assets	1,384	1,105
Level 1 [Member] | Corporate securities [Member] | Promissory notes [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets		1
Level 1 [Member] | Investment funds [member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	1,738	14
Level 2 [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	30,719	37,760
Available-for-sale financial assets	50,491	43,903
Financial liabilities held for trading	465	519
Level 2 [Member] | Structured notes [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial liabilities held for trading	465	519
Level 2 [Member] | Brazilian government securities [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	2,817	2,654
Available-for-sale financial assets	709	671
Level 2 [Member] | Government securities - other countries [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	2,328	2,916
Available-for-sale financial assets	22,181	12,850
Level 2 [Member] | Government securities - other countries [Member] | Chile [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	12	127
Available-for-sale financial assets	9,612	5,758
Level 2 [Member] | Government securities - other countries [Member] | Colombia [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	2,092	2,669
Available-for-sale financial assets	3,346	1,155
Level 2 [Member] | Government securities - other countries [Member] | Paraguay [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	2	88
Available-for-sale financial assets	1,800	1,111
Level 2 [Member] | Government securities - other countries [Member] | Uruguay [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	222	32
Available-for-sale financial assets	592	411
Level 2 [Member] | Government securities - other countries [Member] | Korea [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	1,944	2,673
Level 2 [Member] | Government securities - other countries [Member] | Denmark [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	1,951	819
Level 2 [Member] | Government securities - other countries [Member] | Spain [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	2,936	923
Level 2 [Member] | Corporate securities [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	24,100	31,031
Available-for-sale financial assets	27,300	30,340
Level 2 [Member] | Corporate securities [Member] | Shares [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	63
Level 2 [Member] | Corporate securities [Member] | Bank deposit certificates [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	346	1,812
Available-for-sale financial assets	688	2,527
Level 2 [Member] | Corporate securities [Member] | Securitized real estate loans [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	1
Level 2 [Member] | Corporate securities [Member] | Debentures [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	2,637	2,949
Available-for-sale financial assets	16,326	16,007
Level 2 [Member] | Corporate securities [Member] | Eurobonds and others [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	37	49
Available-for-sale financial assets	3,678	5,615
Level 2 [Member] | Corporate securities [Member] | Financial credit bills [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	20,612	25,893
Available-for-sale financial assets	619	2,816
Level 2 [Member] | Corporate securities [Member] | Promissory notes [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	391
Available-for-sale financial assets	3,244	2,172
Level 2 [Member] | Corporate securities [Member] | Other [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	77	328
Available-for-sale financial assets	393	327
Level 2 [Member] | Corporate securities [Member] | Rural Product Note [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	2,288	876
Level 2 [Member] | Investment funds [member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	1,474	1,159
Available-for-sale financial assets	301	42
Level 3 [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	1,033	1,005	R$ 60
Available-for-sale financial assets	8,424	9,534	4,259
Level 3 [Member] | Brazilian government securities [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	1	1	3
Available-for-sale financial assets	219	228	212
Level 3 [Member] | Government securities - other countries [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	98	86
Level 3 [Member] | Government securities - other countries [Member] | Chile [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	98	86	29
Level 3 [Member] | Corporate securities [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	1,032	1,004	57
Available-for-sale financial assets	8,107	9,220	3,904
Level 3 [Member] | Corporate securities [Member] | Shares [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	823	958
Available-for-sale financial assets	1,195	568	267
Level 3 [Member] | Corporate securities [Member] | Bank deposit certificates [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	115	114	130
Level 3 [Member] | Corporate securities [Member] | Securitized real estate loans [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	65
Available-for-sale financial assets	1,761	2,095	2,037
Level 3 [Member] | Corporate securities [Member] | Debentures [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	134	25	48
Available-for-sale financial assets	3,982	4,886	844
Level 3 [Member] | Corporate securities [Member] | Eurobonds and others [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading		18	6
Available-for-sale financial assets	514	995	26
Level 3 [Member] | Corporate securities [Member] | Financial credit bills [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets			367
Level 3 [Member] | Corporate securities [Member] | Promissory notes [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets			54
Level 3 [Member] | Corporate securities [Member] | Other [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Financial assets held for trading	10	3	3
Available-for-sale financial assets		13	127
Level 3 [Member] | Corporate securities [Member] | Rural Product Note [Member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets	R$ 540	R$ 549	52
Level 3 [Member] | Investment funds [member]
Financial assets held for trading and available for sale financial assets [Line Items]
Available-for-sale financial assets			R$ 114